Cover	Mar. 30, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The registrant hereby amends its Current Report on Form 8-K previously filed on April 5, 2021 (the “Original Form 8-K”) solely for the purpose of correcting an error in the number of shares set forth on Schedule A to Exhibit 10.3. Other than as set forth in this Explanatory Note, this Form 8-K/A does not amend any other items in the Original Form 8-K.
Document Period End Date	Mar. 30, 2021
Entity File Number	1-37836-1
Entity Registrant Name	International Seaways, Inc.
Entity Central Index Key	0001679049
Entity Tax Identification Number	98-0467117
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	600 Third Avenue
Entity Address, Address Line Two	39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	578-1600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock (no par value)
Trading Symbol	INSW
Security Exchange Name	NYSE
8.5% Senior Notes due 2023 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.5% Senior Notes due 2023
Trading Symbol	INSW - PA
Security Exchange Name	NYSE